Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Cash and cash equivalents

6.  Cash and cash equivalents

An analysis of this caption is as follows:

	2018		2017		2016
Short-term investments	Ps.	4,796,554	Ps.	5,982,314	Ps.	4,433,559
Cash in banks		1,061,150		963,162		2,632,878
Cash on hand		5,238		5,403		4,814
Total cash and cash equivalents	Ps.	5,862,942	Ps.	6,950,879	Ps.	7,071,251